Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CertNYS

NYSE

03058101

1-11406

May 1, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Kadant Inc., Common Stock, $0.01 par value per share and Associated Series A Junior Participating Preferred Stock Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Amendment No. 4 to Form 8-A received on May 1, 2003. Tentative listing date – May 14, 2003.

Sincerely,

[signature]